Leases - Schedule of Cash and Non-Cash Activities Associated with Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases		$ 61
Operating cash flows from operating leases	614	610
Financing cash flows from finance leases		1	$ 7
Non-cash investing and financing activities :
Net lease cost from continuing operations	668	623	$ 777
Additions to ROU assets obtained from:
New operating lease liabilities	$ 66	$ 56